INCOME TAX (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Income Tax
Profit before tax	$ 60.8		$ 68.8		$ 32.3
Expected tax rate in %	26.80%		26.80%		35.20%
Tax at the expected rate	$ (16.3)		$ (18.4)		$ (11.3)
EFFECT OF
Different tax rates for subsidiaries in other jurisdictions	0.0		0.2		0.5
Effect of changes in tax rates on previously recognized deferred tax assets and liabilities	(0.2)		1.0		(40.2)
Non-deductible expenses	(2.5)		(2.3)		0.3
Net change of unrealized tax losses carry forward	0.0		0.0		(2.0)
Adjustments recognized in relation to prior year	0.6		10.7	[1]	0.0
Income taxed in non-controlling interest holders	8.9		9.7		11.2
Other items	(5.0)	[2]	(3.9)	[2]	(1.4)
Total	$ (14.5)		$ (3.0)	[3]	$ (42.9)	[3]

[1]	In 2018, deferred income tax in relation to prior years of USD 10.7 million refers mainly to reversals of allowances on deferred tax assets in connection with US tax losses carry forward (see note 26).
[2]	In 2019 and 2018, other items of USD 5.0 million and USD 3.9 million, respectively, consist mainly of US state taxes and charges under the new BEAT regulation.
[3]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)